Schedule of Investments
PRIMECAP Odyssey Stock Fund
July 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.5%
	Communication Services - 3.2%
462,000	Activision Blizzard, Inc.	$38,632,440
22,105	Alphabet, Inc. - Class A (a)	59,562,586
26,905	Alphabet, Inc. - Class C (a)	72,762,420
138,600	Comcast Corp. - Class A	8,153,838
75,200	Facebook, Inc. - Class A (a)	26,793,760
20,100	Nintendo Co. Ltd. - JPY	10,333,531
158,400	Walt Disney Co. (The) (a)	27,881,568
		244,120,143

	Consumer Discretionary - 11.5%
10,830	Amazon.com, Inc. (a)	36,037,800
124,400	Brinker International, Inc. (a)	6,759,896
25,700	Burlington Stores, Inc. (a)	8,604,360
166,600	Capri Holdings Ltd. (a)	9,381,246
598,300	CarMax, Inc. (a)	80,142,285
1,268,700	Carnival Corp. (a)	27,467,355
178,000	Dollar Tree, Inc. (a)	17,762,620
290,610	eBay, Inc.	19,822,508
436,500	L Brands, Inc.	34,950,555
27,000	Lowe's Companies, Inc.	5,202,630
5,521,200	Mattel, Inc. (a)	119,920,464
85,300	MGM Resorts International	3,201,309
1,175,000	Newell Brands, Inc.	29,081,250
180,000	Restaurant Brands International, Inc.	12,274,200
952,400	Ross Stores, Inc.	116,849,956
184,550	Royal Caribbean Cruises Ltd. (a)	14,186,358
1,820,000	Sony Group Corp. - ADR	189,826,000
230,400	TJX Cos., Inc. (The)	15,853,824
26,606	Victoria's Secret & Co. (a)	1,191,683
619,839	Whirlpool Corp.	137,319,132
		885,835,431

	Consumer Staples - 0.9%
220,000	Altria Group, Inc.	10,568,800
366,700	BJ's Wholesale Club Holdings, Inc. (a)	18,569,688
111,700	Philip Morris International, Inc.	11,180,053
184,000	Sysco Corp.	13,652,800
173,300	Tyson Foods, Inc. - Class A	12,384,018
		66,355,359

	Energy - 1.3%
49,400	Cameco Corp.	879,320
290,000	EOG Resources, Inc.	21,129,400
343,290	Hess Corp.	26,241,088
172,900	Pioneer Natural Resources Co.	25,134,473
62,600	Schlumberger Ltd.	1,804,758
1,450,000	Southwestern Energy Co. (a)	6,829,500
922,800	Transocean Ltd. (a)	3,331,308
178,800	Valero Energy Corp.	11,974,236
		97,324,083

	Financials - 13.6%
3,918,570	Bank of America Corp.	150,316,345
1,589,840	Charles Schwab Corp. (The)	108,029,628
1,418,050	Citigroup, Inc.	95,888,541
158,300	CME Group, Inc. - Class A	33,580,179
1,124,980	Discover Financial Services	139,857,513
1,183,770	JPMorgan Chase & Co.	179,672,611
126,050	Marsh & McLennan Cos., Inc.	18,557,081
598,290	Northern Trust Corp.	67,517,026
116,660	Progressive Corp. (The)	11,101,366
617,310	Raymond James Financial, Inc.	79,929,299
3,651,798	Wells Fargo & Co.	167,763,600
		1,052,213,189

	Health Care - 23.5%
305,030	Abbott Laboratories	36,902,530
613,960	Agilent Technologies, Inc.	94,077,091
46,500	Alcon, Inc.	3,385,200
659,680	Amgen, Inc.	159,339,107
4,740,720	AstraZeneca PLC - ADR	271,358,813
557,570	Biogen, Inc. (a)	182,174,846
351,000	Boston Scientific Corp. (a)	16,005,600
1,671,300	Bristol-Myers Squibb Co.	113,431,131
350,290	CVS Health Corp.	28,849,884
2,031,980	Elanco Animal Health, Inc. (a)	74,106,311
1,606,703	Eli Lilly & Co.	391,232,181
27,000	IQVIA Holdings, Inc. (a)	6,687,900
90,000	LivaNova PLC (a)	7,767,000
59,640	Medtronic PLC	7,831,328
403,200	Merck & Co., Inc.	30,993,984
847,090	Novartis AG - ADR	78,262,645
40,320	Organon & Co. (a)	1,169,683
299,680	PerkinElmer, Inc.	54,610,686
81,181	Roche Holding AG - CHF	31,397,873
224,450	Sanofi - ADR	11,572,642
367,127	Siemens Healthineers AG - EUR	24,248,961
30,000	Stryker Corp.	8,128,200
253,910	Thermo Fisher Scientific, Inc.	137,113,939
8,480	Waters Corp. (a)	3,305,589
255,700	Zimmer Biomet Holdings, Inc.	41,786,494
		1,815,739,618

	Industrials - 18.4%
3,737,900	AECOM (a)	235,338,184
491,545	Airbus SE - EUR (a)	67,464,331
54,050	Alaska Air Group, Inc. (a)	3,136,521
2,645,010	American Airlines Group, Inc. (a)	53,905,304
34,900	AMETEK, Inc.	4,852,845
413,452	Carrier Global Corp.	22,843,223
171,293	Caterpillar, Inc.	35,414,828
332,700	CSX Corp.	10,752,864
326,900	Curtiss-Wright Corp.	38,672,270
51,770	Deere & Co.	18,719,514
872,250	Delta Air Lines, Inc. (a)	34,802,775
672,885	FedEx Corp.	188,374,156
89,800	General Dynamics Corp.	17,603,494
545,500	Jacobs Engineering Group, Inc.	73,778,875
95,000	JELD-WEN Holding, Inc. (a)	2,515,600
412,700	Kirby Corp. (a)	23,899,457
43,400	L3Harris Technologies, Inc.	9,840,516
250,200	Matson, Inc.	16,793,424
650,500	Maxar Technologies, Inc.	23,593,635
1,074,642	Meggitt PLC - GBP (a)	7,007,236
117,100	Norfolk Southern Corp.	30,191,893
34,461	Otis Worldwide Corp.	3,085,983
40,500	Pentair PLC	2,983,635
16,362	Raytheon Technologies Corp.	1,422,676
20,400	Rockwell Automation, Inc.	6,271,368
87,800	Science Applications International Corp.	7,664,940
1,286,836	Siemens AG - EUR	200,858,706
2,890,350	Southwest Airlines Co. (a)	146,020,482
42,200	Union Pacific Corp.	9,231,672
1,595,910	United Airlines Holdings, Inc. (a)	74,560,915
185,300	United Parcel Service, Inc. - Class B	35,459,008
97,200	XPO Logistics, Inc. (a)	13,480,668
		1,420,540,998

	Information Technology - 23.1%
148,810	Adobe, Inc. (a)	92,504,760
332,650	Analog Devices, Inc.	55,692,263
790,750	Applied Materials, Inc.	110,649,647
656,900	Cisco Systems, Inc.	36,372,553
395,898	Corning, Inc.	16,572,290
269,760	Diebold Nixdorf, Inc. (a)	2,808,202
35,000	Fidelity National Information Services, Inc.	5,216,750
6,002,619	Flex Ltd. (a)	107,867,063
6,332,692	Hewlett Packard Enterprise Co.	91,824,034
1,665,800	HP, Inc.	48,091,646
2,352,370	Intel Corp.	126,369,316
85,000	Jabil, Inc.	5,060,900
223,140	Keysight Technologies, Inc. (a)	36,717,687
445,800	KLA Corp.	155,209,728
10,576,030	L.M. Ericsson Telephone Co. - ADR	121,941,626
825,480	Microsoft Corp.	235,187,507
1,522,184	NetApp, Inc.	121,150,625
172,770	Nokia Corp. - ADR (a)	1,050,442
67,160	NVIDIA Corp.	13,095,528
719,000	Oracle Corp.	62,653,660
218,230	PayPal Holdings, Inc. (a)	60,128,912
469,807	QUALCOMM, Inc.	70,377,089
226,600	Teradyne, Inc.	28,778,200
614,720	Texas Instruments, Inc.	117,177,926
144,240	Visa, Inc. - Class A	35,539,294
524,300	Vonage Holdings Corp. (a)	7,476,518
83,640	WEX, Inc. (a)	15,869,017
		1,781,383,183

	Materials - 2.0%
344,300	Albemarle Corp.	70,939,572
247,683	Corteva, Inc.	10,595,879
284,083	Dow, Inc.	17,658,599
255,764	DuPont de Nemours, Inc.	19,195,088
426,100	Freeport-McMoRan, Inc.	16,234,410
4,228,698	Glencore PLC - GBP	19,018,032
		153,641,580

	TOTAL COMMON STOCKS
	(Cost $3,549,201,709)	$7,517,153,584

Shares		Value
	SHORT-TERM INVESTMENTS - 2.5%
192,299,364	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 0.01% (b)	$192,299,364
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $192,299,364)	192,299,364
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $3,741,501,073) - 100.0%	7,709,452,948
	Other Assets in Excess of Liabilities - 0.0%	157,110
	TOTAL NET ASSETS - 100.0%	$7,709,610,058

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
GBP	British Pound Sterling
JPY	Japanese Yen
(a)	Non-Income Producing
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective new asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and at the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1   –   Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.

Level 2   –   Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3   –   Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of July 31, 2021. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Stock Fund	Common Stocks(1)	$7,517,153,584	$-	$-	$7,517,153,584
	Short-Term Investments	192,299,364	-	-	192,299,364
	Total Investments in Securities	$7,709,452,948	$-	$-	$7,709,452,948

(1) Refer to the Fund's Schedule of Investments for the breakdown of major categories.